Document And Entity Information	Nov. 01, 2023
Document Information [Line Items]
Entity, Registrant Name	TG Therapeutics, Inc.
Document, Type	8-K
Document, Period End Date	Nov. 01, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-32639
Entity, Tax Identification Number	36-3898269
Entity, Address, Address Line One	3020 Carrington Mill Blvd, Suite 475
Entity, Address, City or Town	Morrisville
Entity, Address, State or Province	NC
Entity, Address, Postal Zip Code	27560
City Area Code	212
Local Phone Number	554-4484
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TGTX
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001001316